Other Assets (Detail) - USD ($)	Sep. 30, 2017	Dec. 31, 2016	Dec. 31, 2015
Other Assets [Line Items]
Raw land	$ 46,105,130	$ 47,190,225	$ 49,965,418
Other intangibles, net	394,958	455,632	536,533
Total other assets	5,612,568	5,745,982	5,895,991
Other Assets [Member]
Other Assets [Line Items]
Deferred rent receivable	3,055,566	2,950,034	2,097,623
Raw land	900,000	900,000	900,000
Prepaid expenses, deposits and other	639,932	564,983	758,173
Accounts receivable, net	305,738	558,959	683,446
Notes receivable	$ 316,374	$ 316,374	$ 920,216